MET INVESTORS SERIES TRUST

SUPPLEMENT DATED AUGUST 21, 2012

TO THE

PROSPECTUS DATED APRIL 30, 2012

LORD ABBETT MID CAP VALUE PORTFOLIO

The following changes are made to the prospectus of Lord Abbett Mid Cap Value Portfolio (the “Portfolio”), a series of Met Investors Series Trust.

In the Portfolio Summary, the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Lord, Abbett & Co. LLC (“Lord Abbett”), subadviser to the Portfolio, invests, under normal market conditions, at least 80% of the Portfolio’s net assets in equity securities of mid-sized companies.

The Portfolio’s investments primarily include the following types of securities and other financial instruments:

•	Equity securities, such as common stocks, preferred stocks, convertible securities and equity interests in trusts, partnerships and limited liability companies. The Portfolio may also invest in securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Mid-sized companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap® Index. As of December 31, 2011, the market capitalizations of companies in the Russell Midcap® Index ranged from $116.71 million to $20.43 billion.

•	Value stocks that the portfolio manager believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•	Securities issued by foreign companies and traded primarily on a U.S. securities exchange. These types of securities include American Depositary Receipts (“ADRs”), which are typically issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company. The Portfolio may also invest up to 10% of its net assets in securities issued by foreign companies that are primarily traded outside of the U.S.

•	Real estate related securities.

In the Portfolio Summary, the following disclosure is added at the end of the section entitled “Primary Risks”:

Real Estate Investment Risk. Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.